PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Interest-earning deposits with subsidiary bank	$ 37	$ 12
Certificates of deposit	350	1,840
Investment securities available for sale	151,577	147,639
Other assets	252	152
TOTAL ASSETS	346,078	357,101
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	2,274	2,207
Stockholders' equity	38,389	36,913	$ 36,049	$ 34,017
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	346,078	357,101
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	1,688	2,676
Certificates of deposit		993
Investment securities available for sale	3,572	992
Investment in subsidiary bank	33,239	31,952
Other assets	177	702
TOTAL ASSETS	38,676	37,315
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	287	402
Stockholders' equity	38,389	36,913
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 38,676	$ 37,315